Document And Entity Information	Jul. 07, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 07, 2022
Entity Registrant Name	MYOMO, INC.
Entity Central Index Key	0001369290
Entity Emerging Growth Company	true
Entity File Number	001-38109
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	47-0944526
Entity Address, Address Line One	137 Portland St.
Entity Address, Address Line Two	4th Floor
Entity Address, City or Town	Boston
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02114
City Area Code	617
Local Phone Number	996-9058
Entity Information, Former Legal or Registered Name	Not Applicable
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Ex Transition Period	false
Title of 12(b) Security	Common Stock, $0.0001 par value per share
Trading Symbol	MYO
Security Exchange Name	NYSEAMER